Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance lease cost:
Amortization of right-of-use assets		$ 33	$ 68
Interest on lease liabilities		1	7
Operating lease cost:
Fixed rent expense	668	587	695
Short-term lease cost		2	7
Lease cost	668	623	777
Cost of Sales
Operating lease cost:
Lease cost	(0)	(0)	(0)
General & Administrative Expenses
Operating lease cost:
Lease cost	$ 668	$ 623	$ 777